Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party

Loan A issuance, interest, and repayment schedule in AUD (Receivable, interest 8.77%)
Opening balance December 2023	$1,085,927
Loan issued:	—
Interest income accrued	95,236
Total repayment by December 2024	—
Closing balance December 2024	$1,181,163

Loan B issuance, interest, and repayment schedule in AUD (Payable, interest 12%)
Opening balance December 2023	$—
Loan issued:	220,000
Interest income accrued	9,635
Total repayment by December 2024	(229,635)
Closing balance December 2024	$—

Loan C issuance, interest, and repayment schedule in AUD (Payable, interest 12%)
Opening balance December 2023	$56,740
Loan issued:	—
Interest income accrued	986
Total repayment by December 2024	(57,726)
Closing balance December 2024	$—

Loan D issuance, interest, and repayment schedule in USD (Payable, interest 12%)
Opening balance December 2023	$155,664
Loan issued:	402,233
Interest income accrued	—
Total repayment by December 2024	(557,897)
Closing balance December 2024	$—